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Mesirow Financial Small Cap Value Sustainability Fund
Mesirow Financial Small Cap Value Sustainability Fund
Investment Objective

The Mesirow Financial Small Cap Value Sustainability Fund (the “Small Cap Value Sustainability Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small cap value market.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Mesirow Financial Small Cap Value Sustainability Fund		Institutional Shares	Investor Shares
Redemption Fee (as a percentage of amount redeemed)	[1]	1.00%	1.00%
[1]	(as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mesirow Financial Small Cap Value Sustainability Fund		Institutional Shares	Investor Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	2.89%	2.89%
Total Annual Fund Operating Expenses		3.64%	3.89%
Less Fee Reductions and/or Expense Reimbursements	[2]	(2.66%)	(2.66%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.98%	1.23%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Mesirow Financial Investment Management, Inc. (the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, any class specific expenses (e.g., 12b-1 Fees), research expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.98% of the average daily net assets of the Fund's Institutional Shares and Investor Shares until January 31, 2022 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Mesirow Financial Small Cap Value Sustainability Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	100	868	1,656	3,724
Investor Shares	125	942	1,776	3,945

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small-capitalization companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Index at the time of purchase, and exchange-traded funds (“ETFs”) that aim to replicate or produce returns that generally correspond to small-capitalization indexes. The market capitalization range of the Russell 2000 Index was approximately $33 million to $11 billion as of September 30, 2020, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in ETFs.

The Adviser employs a relative value philosophy to identify companies that the Adviser believes have attractive valuations and a high probability for accelerated earnings and cash flow growth compared to their peers. The Adviser evaluates broad themes and market developments that it believes can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of catalysts and trends that may positively change the earnings potential and cash flow growth of a target company. The Adviser believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

Further, the Adviser considers environmental, social and governance (“ESG”) factors within its fundamental assessment of macro, sector and company specific trends, as may be modified over time (the “Sustainable Equity Strategy”). The Adviser incorporates ESG factors through creating aggregate ESG scores for companies in the investable universe and removing companies that score less favorably from potential investment consideration. Factors taken into consideration may include (but are not limited to): environmental factors such as the management of natural resources, carbon related issues, waste and recycling; social factors such as diversity and inclusion at the board of directors level, workplace policies, child labor and human rights; and governance factors such as board composition, share class structure and shareholder voting rights. The Adviser believes that certain ESG factors have the potential to reduce the cost of capital, materially lower operating costs or increase the profitability of a company, which may, in turn, lead to higher investment returns by the Fund if it invests in such company. The Adviser also believes incorporating such ESG factors may contribute to better investment returns by reducing the overall risk profile of the Fund’s portfolio holdings. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies that have favorable scores in the Fund’s investible universe, as determined by the Adviser in accordance with the Adviser’s Sustainable Equity Strategy. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Adviser continuously monitors and evaluates investments held by the Fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The Adviser attempts to mitigate excess risk through ownership of what it considers a well-diversified portfolio with broad representation across market industries and sectors. The Adviser seeks to actively encourage management of the Fund’s portfolio companies to improve their ESG factors with the goal of producing better investment results and positive environmental and societal outcomes. From time to time, the Fund may focus its investments in a particular sector or sectors of the economy. The Adviser will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The Adviser generally will not sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

The Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small Capitalization Companies Risk — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Investment Style Risk — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Sustainability (ESG) Policy Risk — The Fund’s ESG criteria exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Performance Information

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available by calling 833-MESIROW (833-637-4769) or on the Internet at www.mesirowfinancial.com.

BEST QUARTER	WORST QUARTER
30.92%	(32.67)%
(12/31/2020)	(3/31/2020)

Average Annual Returns for Periods Ended December 31, 2020

This table compares the Fund’s average annual total returns for the periods ended December 31, 2020 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Average Annual Total Returns - Mesirow Financial Small Cap Value Sustainability Fund	Label	1 Year	Since Inception	Inception Date
Institutional Shares	Fund Returns Before Taxes	6.70%	12.76%	Dec. 19, 2018
Institutional Shares | After Taxes on Distributions	Fund Returns After Taxes	6.59%	11.11%	Dec. 19, 2018
Institutional Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.05%	9.20%	Dec. 19, 2018
Investor Shares	Fund Returns Before Taxes	7.06%	12.95%	Dec. 19, 2018
Russell 2000 Value Index	Russell 2000 Value Index	4.63%	12.69%	Dec. 19, 2018